Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Number of Common Shares
The number of common shares outstanding is as follows:

	Six months ended June 30,
	2026	2025
Common shares, beginning of period	768,351,419	767,343,863
Exercise of share-based awards	1,396,265	608,405
Common shares, end of period	769,747,684	767,952,268

Schedule of Dividends Declared
Dividends declared were as follows:

	Three months ended June 30,
	2026				2025
(in millions, except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$50.0		$0.0650		$50.4		$0.0650
Series A Shares	C$	2.0	C$	0.4110	C$	2.0	C$	0.4110
Series D Shares	C$	1.7	C$	0.4283	C$	1.7	C$	0.4283

	Six months ended June 30,
	2026				2025
(in millions except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$100.5		$0.1300		$100.9		$0.1300
Series A preferred shares	C$	3.9	C$	0.8220	C$	3.9	C$	0.8220
Series D preferred shares	C$	3.4	C$	0.8566	C$	3.4	C$	0.8566